Accrued Liabilities	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accrued Liabilities, Current [Abstract]
Accrued Liabilities

Note G—Accrued Liabilities
Accrued liabilities consist of the following:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Payroll accruals	$6,741	$2,971
Other accrued expenses	529	83

Total	$7,270	$3,054

Note E – Accrued Liabilities
Accrued liabilities consist of the following:

	Successor
	September 30, 2021	December 31, 2020
Accrued payroll	$9,892	$6,741
Accrued advisory fees	2,161	—
Other accrued expenses	315	529

Total	$12,368	$7,270